Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments and Financial Risk Management [Abstract]
Schedule of contractual maturities of non-derivative financial liabilities

At December 31, 2017	Within one year	Between one and five years	More than five years
Bank loan	$123,637	$-	$-
Trade payables	474,334	-	-
Customer deposits	447,071	-	-
Convertible loan	-	-	-
Shareholder loan	10,383
Promissory note	1,500,000	-	-
	$2,555,425	$-	$-

At December 31, 2016	Within one year	Between one and five years	More than five years
Trade payables	$150,305	$-	$-
Customer deposits	169,500	-	-
Shareholder loan	243,676	-	-
	$563,481	$-	$-

Schedule of financial assets and liabilities that are denominated in US dollars
	December 31, 2017	December 31, 2016
Cash and cash equivalents	$5,596,635	$98,762
Trade payables	(138,794)	(4,804)
	$5,457,841	$93,958

Schedule of classification of financial instruments

Financial assets included in the statement of financial position are as follows:

	December 31, 2017	December 31, 2016
Loans and receivables:
Cash and cash equivalents	$8,610,996	$3,916,283
Other receivables	243,639	271,284
	$8,854,635	$4,187,567

Financial liabilities included in the statement of financial position are as follows:

December 31, 2017	December 31, 2017	December 31, 2016
Non-derivative financial liabilities:
Bank loan	$123,637	$-
Trade payable	474,334	150,305
Customer deposits	447,071	169,500
Convertible loan	-	243,676
Shareholder loan	10,383	-
Promissory note	1,500,000	-
Derivative financial liabilities:
Warrant derivative liability	3,655,686	-
	$6,2711,111	$563,481